Credit Risk	6 Months Ended
Jun. 30, 2024
Disclosure of credit risk exposure [abstract]
Credit Risk
Loans and advances at amortised cost by geography
Total loans and advances at amortised cost in the credit risk performance section includes loans and advances at amortised cost to banks and loans and advances at amortised cost to customers.
The table below presents a product and geographical breakdown by stages of loans and advances at amortised cost and the impairment allowance. Also included are stage allocation of debt securities and off-balance sheet loan commitments and financial guarantee contracts by gross exposure, impairment allowance and coverage ratio.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to gross loans and advances to the extent allowance does not exceed the drawn exposure and any excess is reported on the liabilities side of the balance sheet as a provision. For corporate portfolios, impairment allowance on undrawn exposure is reported on the liability side of the balance sheet as a provision.

	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 30.06.24	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	142,023	20,811	1,691	164,525	39	80	101	220
Retail credit cards	8,673	2,021	194	10,888	109	459	95	663
Retail other	6,773	1,181	236	8,190	51	112	142	305
Corporate loans[1]	50,913	8,266	1,525	60,704	159	184	327	670
Total UK	208,382	32,279	3,646	244,307	358	835	665	1,858
Retail mortgages	1,570	37	510	2,117	2	—	278	280
Retail credit cards	21,766	3,325	1,844	26,935	399	1,075	1,507	2,981
Retail other	1,618	131	162	1,911	2	1	26	29
Corporate loans	63,197	4,054	992	68,243	91	158	307	556
Total Rest of the World	88,151	7,547	3,508	99,206	494	1,234	2,118	3,846
Total loans and advances at amortised cost	296,533	39,826	7,154	343,513	852	2,069	2,783	5,704
Debt securities at amortised cost	58,088	3,632	—	61,720	10	10	—	20
Total loans and advances at amortised cost including debt securities	354,621	43,458	7,154	405,233	862	2,079	2,783	5,724
Off-balance sheet loan commitments and financial guarantee contracts[2]	390,104	19,948	1,034	411,086	186	256	32	474
Total[3,4]	744,725	63,406	8,188	816,319	1,048	2,335	2,815	6,198

	Net exposure				Coverage ratio
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 30.06.24	£m	£m	£m	£m	%	%	%	%
Retail mortgages	141,984	20,731	1,590	164,305	—	0.4	6.0	0.1
Retail credit cards	8,564	1,562	99	10,225	1.3	22.7	49.0	6.1
Retail other	6,722	1,069	94	7,885	0.8	9.5	60.2	3.7
Corporate loans[1]	50,754	8,082	1,198	60,034	0.3	2.2	21.4	1.1
Total UK	208,024	31,444	2,981	242,449	0.2	2.6	18.2	0.8
Retail mortgages	1,568	37	232	1,837	0.1	—	54.5	13.2
Retail credit cards	21,367	2,250	337	23,954	1.8	32.3	81.7	11.1
Retail other	1,616	130	136	1,882	0.1	0.8	16.0	1.5
Corporate loans	63,106	3,896	685	67,687	0.1	3.9	30.9	0.8
Total Rest of the World	87,657	6,313	1,390	95,360	0.6	16.4	60.4	3.9
Total loans and advances at amortised cost	295,681	37,757	4,371	337,809	0.3	5.2	38.9	1.7
Debt securities at amortised cost	58,078	3,622	—	61,700	—	0.3	—	—
Total loans and advances at amortised cost including debt securities	353,759	41,379	4,371	399,509	0.2	4.8	38.9	1.4
Off-balance sheet loan commitments and financial guarantee contracts[2]	389,918	19,692	1,002	410,612	—	1.3	3.1	0.1
Total[3,4]	743,677	61,071	5,373	810,121	0.1	3.7	34.4	0.8
1Includes Business Banking, which has a gross exposure of £14.1bn and an impairment allowance of £367m. This comprises £79m impairment allowance on £9.6bn Stage 1 exposure, £53m on £3.3bn Stage 2 exposure and £235m on £1.2bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.7%.
2Excludes loan commitments and financial guarantees of £19.3bn carried at fair value and includes exposures relating to financial assets classified as assets held for sale.
3Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £228.4bn and an impairment allowance of £154m. This comprises £18m impairment allowance on £227.2bn Stage 1 exposure, £3m on £1.1bn Stage 2 exposure and £133m on £140m Stage 3 exposure.
4The annualised loan loss rate is 45bps after applying the total impairment charge of £897m.

	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31.12.23	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	146,001	19,123	1,812	166,936	43	77	112	232
Retail credit cards	8,094	2,128	198	10,420	111	492	107	710
Retail other	6,832	1,252	264	8,348	56	117	144	317
Corporate loans[1]	54,257	8,673	1,692	64,622	191	214	346	751
Total UK	215,184	31,176	3,966	250,326	401	900	709	2,010
Retail mortgages	4,201	346	612	5,159	7	28	316	351
Retail credit cards	22,315	3,450	1,522	27,287	412	1,138	1,226	2,776
Retail other	1,637	91	229	1,957	3	1	32	36
Corporate loans	58,248	4,629	862	63,739	96	200	252	548
Total Rest of the World	86,401	8,516	3,225	98,142	518	1,367	1,826	3,711
Total loans and advances at amortised cost	301,585	39,692	7,191	348,468	919	2,267	2,535	5,721
Debt securities	52,869	3,907	—	56,776	11	16	—	27
Total loans and advances at amortised cost including debt securities	354,454	43,599	7,191	405,244	930	2,283	2,535	5,748
Off-balance sheet loan commitments and financial guarantee contracts[2]	374,063	24,208	1,037	399,308	173	287	44	504
Total[3,4]	728,517	67,807	8,228	804,552	1,103	2,570	2,579	6,252

	Net exposure				Coverage ratio
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31.12.23	£m	£m	£m	£m	%	%	%	%
Retail mortgages	145,958	19,046	1,700	166,704	—	0.4	6.2	0.1
Retail credit cards	7,983	1,636	91	9,710	1.4	23.1	54.0	6.8
Retail other	6,776	1,135	120	8,031	0.8	9.3	54.5	3.8
Corporate loans[1]	54,066	8,459	1,346	63,871	0.4	2.5	20.4	1.2
Total UK	214,783	30,276	3,257	248,316	0.2	2.9	17.9	0.8
Retail mortgages	4,194	318	296	4,808	0.2	8.1	51.6	6.8
Retail credit cards	21,903	2,312	296	24,511	1.8	33.0	80.6	10.2
Retail other	1,634	90	197	1,921	0.2	1.1	14.0	1.8
Corporate loans	58,152	4,429	610	63,191	0.2	4.3	29.2	0.9
Total Rest of the World	85,883	7,149	1,399	94,431	0.6	16.1	56.6	3.8
Total loans and advances at amortised cost	300,666	37,425	4,656	342,747	0.3	5.7	35.3	1.6
Debt securities	52,858	3,891	—	56,749	—	0.4	—	—
Total loans and advances at amortised cost including debt securities	353,524	41,316	4,656	399,496	0.3	5.2	35.3	1.4
Off-balance sheet loan commitments and financial guarantee contracts[2]	373,890	23,921	993	398,804	—	1.2	4.2	0.1
Total[3,4]	727,414	65,237	5,649	798,300	0.2	3.8	31.3	0.8
1Includes Business Banking, which has a gross exposure of £15.2bn and an impairment allowance of £431m. This comprises £99m impairment allowance on £9.8bn Stage 1 exposure, £81m on £4.1bn Stage 2 exposure and £251m on £1.3bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.6%.
2Excludes loan commitments and financial guarantees of £16.5bn carried at fair value and includes exposures relating to financial assets classified as assets held for sale.
3Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £183.6bn and impairment allowance of £151m. This comprises £16m impairment allowance on £182.8bn Stage 1 exposure, £2m on £0.6bn Stage 2 exposure and £133m on £140m Stage 3 exposure.
4The annualised loan loss rate is 46bps after applying the total impairment charge of £1,881m.
Assets held for sale
During 2023, gross loans and advances and related impairment allowances for the German consumer finance business portfolio were reclassified from loans and advances to customers to assets held for sale in the balance sheet.

Loans and advances to customers classified as assets held for sale
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 30.06.24	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards	1,660	17	1.0	453	41	9.1	93	68	73.1	2,206	126	5.7
Retail other	1,361	18	1.3	259	35	13.5	79	55	69.6	1,699	108	6.4
Total Rest of the World	3,021	35	1.2	712	76	10.7	172	123	71.5	3,905	234	6.0

As at 31.12.23
Retail credit cards	1,621	15	0.9	445	41	9.2	92	68	73.9	2,158	124	5.7
Retail other	1,561	20	1.3	288	32	11.1	84	60	71.4	1,933	112	5.8
Total Rest of the World	3,182	35	1.1	733	73	10.0	176	128	72.7	4,091	236	5.8
Loans and advances at amortised cost by product
The table below presents a product breakdown by stages of loans and advances at amortised cost. Also included is a breakdown of Stage 2 past due balances.

		Stage 2
As at 30.06.24	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	143,593	17,979	2,054	815	20,848	2,201	166,642
Retail credit cards	30,439	4,685	367	294	5,346	2,038	37,823
Retail other	8,391	1,065	106	141	1,312	398	10,101
Corporate loans	114,110	12,017	57	246	12,320	2,517	128,947
Total	296,533	35,746	2,584	1,496	39,826	7,154	343,513

Impairment allowance
Retail mortgages	41	44	16	20	80	379	500
Retail credit cards	508	1,191	160	183	1,534	1,602	3,644
Retail other	53	78	17	18	113	168	334
Corporate loans	250	327	7	8	342	634	1,226
Total	852	1,640	200	229	2,069	2,783	5,704

Net exposure
Retail mortgages	143,552	17,935	2,038	795	20,768	1,822	166,142
Retail credit cards	29,931	3,494	207	111	3,812	436	34,179
Retail other	8,338	987	89	123	1,199	230	9,767
Corporate loans	113,860	11,690	50	238	11,978	1,883	127,721
Total	295,681	34,106	2,384	1,267	37,757	4,371	337,809

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	—	0.2	0.8	2.5	0.4	17.2	0.3
Retail credit cards	1.7	25.4	43.6	62.2	28.7	78.6	9.6
Retail other	0.6	7.3	16.0	12.8	8.6	42.2	3.3
Corporate loans	0.2	2.7	12.3	3.3	2.8	25.2	1.0
Total	0.3	4.6	7.7	15.3	5.2	38.9	1.7

As at 31.12.23
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	150,202	16,834	1,971	664	19,469	2,424	172,095
Retail credit cards	30,409	4,858	392	328	5,578	1,720	37,707
Retail other	8,469	1,094	126	123	1,343	493	10,305
Corporate loans	112,505	12,960	179	163	13,302	2,554	128,361
Total	301,585	35,746	2,668	1,278	39,692	7,191	348,468

Impairment allowance
Retail mortgages	50	73	20	12	105	428	583
Retail credit cards	523	1,257	166	207	1,630	1,333	3,486
Retail other	59	82	18	18	118	176	353
Corporate loans	287	399	8	7	414	598	1,299
Total	919	1,811	212	244	2,267	2,535	5,721

Net exposure
Retail mortgages	150,152	16,761	1,951	652	19,364	1,996	171,512
Retail credit cards	29,886	3,601	226	121	3,948	387	34,221
Retail other	8,410	1,012	108	105	1,225	317	9,952
Corporate loans	112,218	12,561	171	156	12,888	1,956	127,062
Total	300,666	33,935	2,456	1,034	37,425	4,656	342,747

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	—	0.4	1.0	1.8	0.5	17.7	0.3
Retail credit cards	1.7	25.9	42.3	63.1	29.2	77.5	9.2
Retail other	0.7	7.5	14.3	14.6	8.8	35.7	3.4
Corporate loans	0.3	3.1	4.5	4.3	3.1	23.4	1.0
Total	0.3	5.1	7.9	19.1	5.7	35.3	1.6
Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the period. 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as debt securities at amortised cost, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.
The movements are measured over a six-month period.
Loans and advances at amortised cost

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail mortgages	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2024	150,202	50	19,469	105	2,424	428	172,095	583
Transfers from Stage 1 to Stage 2	(7,828)	(4)	7,828	4	—	—	—	—
Transfers from Stage 2 to Stage 1	4,688	20	(4,688)	(20)	—	—	—	—
Transfers to Stage 3	(76)	(1)	(158)	(5)	234	6	—	—
Transfers from Stage 3	30	3	76	1	(106)	(4)	—	—
Business activity in the period	9,077	3	224	1	—	—	9,301	4
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,874)	(22)	(554)	29	(8)	3	(4,436)	10
Final repayments	(6,149)	(3)	(1,033)	(6)	(204)	(12)	(7,386)	(21)
Disposals[1]	(2,477)	(5)	(316)	(29)	(129)	(32)	(2,922)	(66)
Write-offs	—	—	—	—	(10)	(10)	(10)	(10)
As at 30 June 2024	143,593	41	20,848	80	2,201	379	166,642	500

Retail credit cards
As at 1 January 2024	30,409	523	5,578	1,630	1,720	1,333	37,707	3,486
Transfers from Stage 1 to Stage 2	(1,898)	(63)	1,898	63	—	—	—	—
Transfers from Stage 2 to Stage 1	1,595	389	(1,595)	(389)	—	—	—	—
Transfers to Stage 3	(250)	(10)	(728)	(348)	978	358	—	—
Transfers from Stage 3	12	6	13	5	(25)	(11)	—	—
Business activity in the period	1,547	31	72	23	1	1	1,620	55
Refinements to models used for calculation[2]	—	27	—	(25)	—	11	—	13
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(202)	(371)	306	654	8	526	112	809
Final repayments	(75)	(4)	(22)	(9)	(2)	(2)	(99)	(15)
Disposals[1]	(699)	(20)	(176)	(70)	(79)	(51)	(954)	(141)
Write-offs	—	—	—	—	(563)	(563)	(563)	(563)
As at 30 June 2024	30,439	508	5,346	1,534	2,038	1,602	37,823	3,644
1The £2.9bn of gross disposals reported within Retail mortgages relate to sale of the performing Italian mortgage portfolio. The £954m of gross disposals reported within Retail credit cards include £876m sale of the outstanding US Cards receivables to Blackstone and £78m of other debt sales undertaken during the period.
2Refinements to models used for calculation reported within Retail credit cards include a £43m movement in the US Cards and a £(30)m movement in the UK Cards portfolio. These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail other	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2024	8,469	59	1,343	118	493	176	10,305	353
Transfers from Stage 1 to Stage 2	(516)	(7)	516	7	—	—	—	—
Transfers from Stage 2 to Stage 1	371	23	(371)	(23)	—	—	—	—
Transfers to Stage 3	(99)	(1)	(117)	(23)	216	24	—	—
Transfers from Stage 3	26	1	47	1	(73)	(2)	—	—
Business activity in the period	2,092	13	117	9	6	4	2,215	26
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(254)	(28)	(107)	28	(7)	55	(368)	55
Final repayments	(1,698)	(7)	(116)	(4)	(160)	(18)	(1,974)	(29)
Disposals[1]	—	—	—	—	(24)	(18)	(24)	(18)
Write-offs	—	—	—	—	(53)	(53)	(53)	(53)
As at 30 June 2024	8,391	53	1,312	113	398	168	10,101	334

Corporate loans
As at 1 January 2024	112,505	287	13,302	414	2,554	598	128,361	1,299
Transfers from Stage 1 to Stage 2	(2,905)	(21)	2,905	21	—	—	—	—
Transfers from Stage 2 to Stage 1	2,769	77	(2,769)	(77)	—	—	—	—
Transfers to Stage 3	(244)	(2)	(586)	(28)	830	30	—	—
Transfers from Stage 3	165	8	136	12	(301)	(20)	—	—
Business activity in the period	15,755	27	637	16	136	6	16,528	49
Refinements to models used for calculation[2]	—	(21)	—	9	—	—	—	(12)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes[3]	4,398	(81)	(136)	26	(344)	167	3,918	112
Final repayments	(18,303)	(23)	(1,164)	(50)	(224)	(13)	(19,691)	(86)
Disposals[1]	(30)	(1)	(5)	(1)	—	—	(35)	(2)
Write-offs	—	—	—	—	(134)	(134)	(134)	(134)
As at 30 June 2024	114,110	250	12,320	342	2,517	634	128,947	1,226
1The £24m of gross disposals reported within Retail other relate to debt sales undertaken during the period. The £35m of gross disposals reported within Corporate loans relate to debt sales undertaken during the period.
2Refinements to models used for calculation reported within Corporate loans include a £(33)m movement in the ESHLA and a £21m movement in the IB portfolio. These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
3'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' reported within Corporate loans includes assets of £0.3bn de-recognised due to payment received on defaulted loans from government guarantees issued under the government’s Bounce Back Loan Scheme.

Reconciliation of ECL movement to impairment charge/(release) for the period
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	(4)	4	(7)	(7)
Retail credit cards	5	(26)	883	862
Retail other	(6)	(5)	63	52
Corporate loans	(36)	(71)	170	63
ECL movements excluding disposals and write-offs[1]	(41)	(98)	1,109	970
ECL movement on loan commitments and other financial guarantees	13	(31)	(12)	(30)
ECL movement on other financial assets	2	1	—	3
ECL movement on debt securities at amortised cost	(1)	(6)	—	(7)
Recoveries and reimbursements[2]	(31)	25	(50)	(56)
ECL charge on assets held for sale				44
Total exchange and other adjustments				(27)
Total income statement charge for the period				897

1In H124, gross write-offs amounted to £760m (H123: £583m) and post write-off recoveries amounted to £38m (H123: £21m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £722m (H123: £562m).
2Recoveries and reimbursements include £18m (H123 loss: £3m) for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £38m (H123: £21m).

Loan commitments and financial guarantees
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail mortgages	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2024	7,776	—	448	—	4	—	8,228	—
Net transfers between stages	(25)	—	25	—	—	—	—	—
Business activity in the period	6,279	—	—	—	—	—	6,279	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,289)	—	(61)	—	(1)	—	(4,351)	—
Limit management and final repayments	(165)	—	(20)	—	—	—	(185)	—
As at 30 June 2024	9,576	—	392	—	3	—	9,971	—

Retail credit cards[1]
As at 1 January 2024	144,791	59	2,807	54	142	—	147,740	113
Net transfers between stages	(1,060)	27	1,026	(27)	34	—	—	—
Business activity in the period	8,925	13	66	3	1	—	8,992	16
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,106	(24)	(942)	18	(30)	—	2,134	(6)
Limit management and final repayments	(5,851)	(6)	(252)	(12)	(8)	—	(6,111)	(18)
As at 30 June 2024	149,911	69	2,705	36	139	—	152,755	105

Retail other[1]
As at 1 January 2024	8,607	6	535	2	44	—	9,186	8
Net transfers between stages	(8)	—	1	—	7	—	—	—
Business activity in the period	497	1	84	—	—	—	581	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11	(1)	(46)	(2)	(1)	—	(36)	(3)
Limit management and final repayments	(638)	—	(7)	—	(16)	—	(661)	—
As at 30 June 2024	8,469	6	567	—	34	—	9,070	6

Corporate loans
As at 1 January 2024	212,889	108	20,418	231	847	44	234,154	383
Net transfers between stages	2,361	36	(2,503)	(38)	142	2	—	—
Business activity in the period	48,341	19	2,365	20	72	—	50,778	39
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4,879	(40)	541	43	(99)	(9)	5,321	(6)
Limit management and final repayments	(46,322)	(12)	(4,537)	(36)	(104)	(5)	(50,963)	(53)
As at 30 June 2024	222,148	111	16,284	220	858	32	239,290	363
1 Loan commitments reported within Retail credit cards and Retail other also include financial assets classified as held for sale.
Management adjustments to models for impairment
Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.
Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product and geography below:

Management adjustments to models for impairment allowance presented by product and geography[1]

	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments	Other adjustments[3]	Management adjustments	Total impairment allowance[4]	Proportion of Management adjustments to total impairment allowance
		(a)	(b)	(a+b)
As at 30.06.24	£m	£m	£m	£m	£m	%
Retail mortgages	50	42	128	170	220	77.3
Retail credit cards	643	45	(4)	41	684	6.0
Retail other	231	9	70	79	310	25.5
Corporate loans	683	55	23	78	761	10.2
Total UK	1,607	151	217	368	1,975	18.6
Retail mortgages	282	—	(2)	(2)	280	(0.7)
Retail credit cards	3,065	—	—	—	3,065	—
Retail other	28	—	2	2	30	6.7
Corporate loans	792	—	36	36	828	4.3
Total Rest of the World	4,167	—	36	36	4,203	0.9
Total	5,774	151	253	404	6,178	6.5
Debt securities at amortised cost	29	—	(9)	(9)	20	(45.0)
Total including debt securities at amortised cost	5,803	151	244	395	6,198	6.4

As at 31.12.23	£m	£m	£m	£m	£m	%
Retail mortgages	54	57	121	178	232	76.7
Retail credit cards	700	45	(9)	36	736	4.9
Retail other	251	9	62	71	322	22.0
Corporate loans	761	71	10	81	842	9.6
Total UK	1,766	182	184	366	2,132	17.2
Retail mortgages	354	—	(3)	(3)	351	(0.9)
Retail credit cards	2,855	—	8	8	2,863	0.3
Retail other	45	—	(6)	(6)	39	(15.4)
Corporate loans	828	16	(4)	12	840	1.4
Total Rest of the World	4,082	16	(5)	11	4,093	0.3
Total	5,848	198	179	377	6,225	6.1
Debt securities at amortised cost	27	—	—	—	27	—
Total including debt securities at amortised cost	5,875	198	179	377	6,252	6.0
Economic uncertainty adjustments presented by stage

	Stage 1	Stage 2	Stage 3	Total
As at 30.06.24	£m	£m	£m	£m
Retail mortgages	8	25	9	42
Retail credit cards	8	37	—	45
Retail other	3	6	—	9
Corporate loans	35	8	12	55
Total UK	54	76	21	151
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	—	—	—	—
Total Rest of the World	—	—	—	—
Total	54	76	21	151

As at 31.12.23	£m	£m	£m	£m
Retail mortgages	12	32	13	57
Retail credit cards	8	37	—	45
Retail other	3	6	—	9
Corporate loans	48	12	11	71
Total UK	71	87	24	182
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	4	12	—	16
Total Rest of the World	4	12	—	16
Total	75	99	24	198

1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Includes £5.1bn (December 2023: £5.2bn) of modelled ECL, £0.5bn (December 2023: £0.4bn) of individually assessed impairments and £0.2bn (December 2023: £0.3bn) of ECL from non-modelled exposures and debt securities.
3Management adjustments related to other financial assets subject to impairment not included in the table above include cash collateral and settlement balances £(2)m and financial assets at fair value through other comprehensive income £(2)m within the IB portfolio.
4Total impairment allowance consists of ECL stock on drawn and undrawn exposure.

Economic uncertainty adjustments
Models have been developed with data from non-inflationary periods establishing a relationship between input variables and customer delinquency based on past behaviour. As such there is a risk that the modelled output fails to capture the appropriate response to changes in macroeconomic variables including high interest rates with modelled impairment provisions impacted by uncertainty.
This uncertainty continues to be captured in two ways. Firstly, customer uncertainty: the identification of customers and clients who may be more vulnerable to economic instability; and secondly, model uncertainty: to capture the impact from model limitations and sensitivities to specific macroeconomic parameters which are applied at a portfolio level.
Economic uncertainty adjustments have reduced during the period reflecting the updated macroeconomic outlook.
The balance as at 30 June 2024 is £151m (December 2023: £198m) and includes:
Customer and client uncertainty provisions of £129m (December 2023: £166m):
•Retail mortgages (UK) £20m (December 2023: £25m): This adjustment reflects the risk of borrowers refinancing onto higher rates in the medium term and remains broadly stable compared to year-end.
•Retail credit cards (UK) £45m (December 2023: £45m) and Retail other (UK) £9m (December 2023: £9m): These reflect adjustments applied to customers considered most vulnerable to affordability pressures in light of uncertainty linked to higher for longer interest rates and are unchanged from year-end.
•Corporate loans:
–UK £55m (December 2023: £71m): This adjustment reflects the possible cross default risk on Barclays’ lending in respect of clients who have taken bounce back loans and is partially reduced on account of the latest credit performance.
–ROW £nil (December 2023: £16m): The previously held adjustment to provide for expected downside uncertainties on European Corporates has been retired following a resilient credit performance and updated macroeconomic outlook.
Model uncertainty provisions of £22m (December 2023: £32m):
•Retail mortgages (UK) £22m (December 2023: £32m): This adjustment remediates the higher recovery expectations impacted by model oversensitivity to certain macroeconomic variables and has reduced following the updated macroeconomic outlook.

Other adjustments
Other adjustments are operational in nature and are expected to remain in place until they can be reflected in the underlying models. These adjustments result from data limitations and model performance related issues identified through model monitoring and other established governance processes.

Other adjustments of £244m (December 2023: £179m) includes:
Adjustments for definition of default (DOD) under the Capital Requirements Regulation and model monitoring in Retail mortgages, Retail other and Corporate loans.

•Retail mortgages (UK) £128m (December 2023: £121m): The increase reflects re-sizing of the DOD adjustment informed by credit performance.
•Retail other (UK) £70m (December 2023: £62m): The increase reflects re-sizing of model monitoring and operational adjustments in the UK and PBWM portfolio.
•Corporate loans:
–UK £23m (December 2023: £10m): The movement reflects the reduction of an adjustment to remediate conservative modelled recovery expectations in the ESHLA portfolio. This reduction has been partially offset by the re-sizing of DOD and model monitoring adjustments in SME lending.
–ROW £36m (December 2023: £(4)m): The movement is driven by an adjustment introduced to align the credit conversion factor on revolving credit facilities within the IB portfolio to Basel 3.1.
•Debt securities £(9)m: This reflects an adjustment applied to Exposure at Default (EAD) within the IB portfolio to remediate an overly conservative modelled amortisation expectation.
Measurement uncertainty
Scenarios used to calculate the Group’s expected credit losses charge were refreshed in Q224 with the Baseline scenario reflecting the latest consensus macroeconomic forecasts available at the time of the scenario refresh. In the Baseline scenario, the UK economy is gradually recovering and is further stimulated as restrictive monetary policy starts loosening. US GDP growth falls to 1.7% in 2025 but then stabilises at 2.0%. Labour markets remain resilient. The average UK and US unemployment rates peak at 4.4% and 4.1% respectively in 2025 and remain at these levels for the rest of the 5-year projection period. With the significant decline in inflationary pressures, major central banks begin to cut rates in 2024. UK house prices keep falling in 2024 before stabilising and resuming the upward trend from 2025. The housing market in the US remains more resilient, with house prices continuing to grow.
In the Downside 2 scenario, inflationary pressures are assumed to intensify again, mainly driven by strong wage growth. Central banks raise rates further, with the UK bank rate and the US federal funds rate each reaching 8.5% in Q125. Major economies experience a rapid tightening of financial conditions alongside a significant increase in market volatility resulting in a sharp repricing of assets and higher credit losses. Central banks are forced to cut interest rates aggressively. Falling demand reduces UK and US GDP and headline inflation drops significantly. In the Upside 2 scenario, a rise in labour force participation and higher productivity contribute to accelerated economic growth without creating new inflationary pressures. With inflation continuing to fall, central banks lower interest rates, further stimulating aggregate demand, leading to reduced unemployment and healthy GDP growth.
The methodology for estimating scenario probability weights involves simulating a range of future paths for UK and US GDP using historical data with the five scenarios mapped against the distribution of these future paths. The median is centred around the Baseline with scenarios further from the Baseline attracting a lower weighting before the five weights are normalised to total 100%. The increases in the Upside scenario weightings were driven by the improvement in GDP in the Baseline scenario, bringing the Baseline scenario closer to the Upside scenarios. For further details see page 44.
The following tables show the key macroeconomic variables used in the five scenarios (5-year annual paths) and the probability weights applied to each scenario.

Macroeconomic variables used in the calculation of ECL
As at 30.06.24	2024	2025	2026	2027	2028
Baseline	%	%	%	%	%
UK GDP[1]	0.7	1.2	1.6	1.7	1.6
UK unemployment[2]	4.3	4.4	4.4	4.4	4.4
UK HPI[3]	(1.2)	1.6	3.0	4.4	3.2
UK bank rate[6]	5.0	4.3	3.8	3.6	3.5
US GDP[1]	2.3	1.7	2.0	2.0	2.0
US unemployment[4]	4.0	4.1	4.1	4.1	4.1
US HPI[5]	3.3	3.0	3.3	3.3	3.3
US federal funds rate[6]	5.3	4.4	4.0	3.8	3.8

Downside 2
UK GDP[1]	0.2	(3.2)	0.5	2.1	1.3
UK unemployment[2]	4.4	6.4	6.9	5.3	4.7
UK HPI[3]	(3.6)	(23.3)	2.8	15.6	7.7
UK bank rate[6]	5.9	4.0	1.0	1.0	1.0
US GDP[1]	1.8	(2.9)	1.2	2.8	1.6
US unemployment[4]	4.2	6.3	6.4	5.3	4.9
US HPI[5]	0.9	(10.7)	2.0	8.0	5.3
US federal funds rate[6]	5.9	4.1	1.5	1.5	1.5

Downside 1
UK GDP[1]	0.4	(1.0)	1.0	1.9	1.5
UK unemployment[2]	4.3	5.4	5.6	4.9	4.6
UK HPI[3]	(2.4)	(11.5)	2.9	9.9	5.5
UK bank rate[6]	5.5	4.1	2.4	2.3	2.3
US GDP[1]	2.0	(0.6)	1.6	2.4	1.8
US unemployment[4]	4.1	5.2	5.3	4.7	4.5
US HPI[5]	2.1	(4.0)	2.7	5.6	4.3
US federal funds rate[6]	5.6	4.3	2.8	2.6	2.6

Upside 2
UK GDP[1]	1.1	3.9	3.2	2.6	2.3
UK unemployment[2]	4.1	3.4	3.4	3.3	3.2
UK HPI[3]	4.9	14.2	6.8	2.7	3.8
UK bank rate[6]	4.9	3.4	2.6	2.6	2.5
US GDP[1]	2.6	3.2	2.9	2.8	2.8
US unemployment[4]	3.7	3.5	3.4	3.4	3.4
US HPI[5]	5.3	3.9	5.0	4.6	4.6
US federal funds rate[6]	5.2	3.7	3.1	2.8	2.8

Upside 1
UK GDP[1]	0.9	2.5	2.4	2.2	2.0
UK unemployment[2]	4.2	3.9	3.9	3.9	3.8
UK HPI[3]	1.8	7.8	4.9	3.6	3.5
UK bank rate[6]	5.0	3.8	3.2	3.1	3.0
US GDP[1]	2.4	2.5	2.4	2.4	2.4
US unemployment[4]	3.8	3.8	3.8	3.8	3.8
US HPI[5]	4.3	3.5	4.2	3.9	3.9
US federal funds rate[6]	5.3	4.1	3.5	3.3	3.3

1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.
6Average rate.

As at 31.12.23	2023	2024	2025	2026	2027
Baseline	%	%	%	%	%
UK GDP[1]	0.5	0.3	1.2	1.6	1.6
UK unemployment[2]	4.2	4.7	4.7	4.8	5.0
UK HPI[3]	(3.3)	(5.1)	0.7	3.1	5.3
UK bank rate[6]	4.7	4.9	4.1	3.8	3.5
US GDP[1]	2.4	1.3	1.7	1.9	1.9
US unemployment[4]	3.7	4.3	4.3	4.3	4.3
US HPI[5]	5.4	3.4	3.0	3.3	3.3
US federal funds rate[6]	5.1	5.0	3.9	3.8	3.8

Downside 2
UK GDP[1]	0.5	(1.5)	(2.6)	2.4	1.6
UK unemployment[2]	4.2	5.2	7.9	6.3	5.5
UK HPI[3]	(3.3)	(19.3)	(16.8)	14.5	12.4
UK bank rate[6]	4.7	6.6	1.3	1.0	1.0
US GDP[1]	2.4	(0.6)	(2.0)	3.1	2.0
US unemployment[4]	3.7	5.2	7.2	5.9	5.2
US HPI[5]	5.4	(6.5)	(5.7)	7.2	6.4
US federal funds rate[6]	5.1	6.3	1.8	1.5	1.5

Downside 1
UK GDP[1]	0.5	(0.6)	(0.7)	2.0	1.6
UK unemployment[2]	4.2	4.9	6.3	5.6	5.2
UK HPI[3]	(3.3)	(12.4)	(8.3)	8.7	8.8
UK bank rate[6]	4.7	5.8	2.7	2.5	2.3
US GDP[1]	2.4	0.3	(0.2)	2.5	1.9
US unemployment[4]	3.7	4.7	5.8	5.1	4.8
US HPI[5]	5.4	(1.7)	(1.4)	5.2	4.8
US federal funds rate[6]	5.1	5.7	2.9	2.8	2.8

Upside 2
UK GDP[1]	0.5	2.4	3.7	2.9	2.4
UK unemployment[2]	4.2	3.9	3.5	3.6	3.6
UK HPI[3]	(3.3)	7.8	7.6	4.5	5.6
UK bank rate[6]	4.7	4.3	2.7	2.5	2.5
US GDP[1]	2.4	2.8	3.1	2.8	2.8
US unemployment[4]	3.7	3.5	3.6	3.6	3.6
US HPI[5]	5.4	6.1	4.3	4.5	4.6
US federal funds rate[6]	5.1	4.3	2.9	2.8	2.8

Upside 1
UK GDP[1]	0.5	1.4	2.5	2.3	2.0
UK unemployment[2]	4.2	4.3	4.1	4.2	4.3
UK HPI[3]	(3.3)	1.2	4.1	3.8	5.4
UK bank rate[6]	4.7	4.6	3.4	3.3	3.0
US GDP[1]	2.4	2.0	2.4	2.4	2.4
US unemployment[4]	3.7	3.9	3.9	4.0	4.0
US HPI[5]	5.4	4.7	3.7	3.9	3.9
US federal funds rate[6]	5.1	4.7	3.5	3.3	3.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.
6Average rate.

Scenario probability weighting	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30.06.24
Scenario probability weighting	16.5	26.1	32.6	16.2	8.6
As at 31.12.23
Scenario probability weighting	13.8	24.7	32.4	18.3	10.8
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest cumulative position relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.24%		%	%	%	%
UK GDP[2]	15.1	11.5	1.4	(0.7)	(3.7)
UK unemployment[3]	3.1	3.8	4.4	6.2	8.0
UK HPI[4]	36.5	23.4	2.2	(14.6)	(28.2)
UK bank rate[3]	2.5	3.0	4.0	6.5	8.5
US GDP[2]	14.8	12.3	2.0	(0.2)	(3.3)
US unemployment[3]	3.4	3.8	4.1	5.7	7.3
US HPI[4]	25.7	21.5	3.2	(2.0)	(10.6)
US federal funds rate[3]	2.8	3.3	4.3	6.6	8.5
As at 31.12.23%		%	%	%	%
UK GDP[2]	13.4	9.6	1.1	(1.3)	(4.1)
UK unemployment[3]	3.5	3.9	4.7	6.5	8.3
UK HPI[4]	23.8	11.5	0.1	(22.5)	(35.0)
UK bank rate[3]	2.5	3.0	4.2	6.8	8.5
US GDP[2]	15.1	12.3	1.8	0.6	(1.7)
US unemployment[3]	3.4	3.5	4.2	5.9	7.5
US HPI[4]	27.4	23.5	3.7	0.4	(7.6)
US federal funds rate[3]	2.8	3.3	4.3	6.8	8.5
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q124 (2023: Q123).
2Maximum growth relative to Q423 (2023: Q422), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q423 (2023: Q422), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios.
4Maximum growth relative to Q423 (2023: Q422), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q423 (2023: Q422), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.24%		%	%	%	%
UK GDP[2]	2.6	2.0	1.4	0.8	0.2
UK unemployment[3]	3.5	3.9	4.4	5.0	5.5
UK HPI[4]	6.4	4.3	2.2	0.6	(1.1)
UK bank rate[3]	3.2	3.6	4.0	3.3	2.6
US GDP[2]	2.9	2.4	2.0	1.5	0.9
US unemployment[3]	3.5	3.8	4.1	4.7	5.4
US HPI[4]	4.7	4.0	3.2	2.1	0.9
US federal funds rate[3]	3.5	3.9	4.3	3.6	2.9
As at 31.12.23%		%	%	%	%
UK GDP[2]	2.4	1.7	1.1	0.6	0.1
UK unemployment[3]	3.7	4.2	4.7	5.2	5.8
UK HPI[4]	4.4	2.2	0.1	(1.7)	(3.5)
UK bank rate[3]	3.3	3.8	4.2	3.6	2.9
US GDP[2]	2.8	2.3	1.8	1.4	0.9
US unemployment[3]	3.6	3.9	4.2	4.8	5.4
US HPI[4]	5.0	4.3	3.7	2.4	1.2
US federal funds rate[3]	3.6	4.0	4.3	3.9	3.2
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index.
25-year yearly average CAGR, starting 2023 (2023: 2022).
35-year average. Period based on 20 quarters from Q124 (2023: Q123).
45-year quarter end CAGR, starting Q423 (2023: Q422).
ECL under 100% weighted scenarios for modelled portfolios
The table below shows the modelled ECL assuming each of the five modelled scenarios are 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios. Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures.

	Scenarios
As at 30.06.24	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Retail mortgages	137,577	140,036	139,029	137,590	134,420	132,510
Retail credit cards[2]	65,142	65,077	65,108	65,137	65,221	65,228
Retail other[2]	8,050	8,183	8,122	8,056	7,918	7,749
Corporate loans	204,588	207,006	205,881	204,883	202,114	197,234
Stage 1 Model ECL (£m)
Retail mortgages	3	—	1	2	5	12
Retail credit cards[2]	561	534	548	563	584	602
Retail other[2]	32	31	32	32	33	31
Corporate loans	278	244	257	272	308	343
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.9	0.8	0.8	0.9	0.9	0.9
Retail other	0.4	0.4	0.4	0.4	0.4	0.4
Corporate loans	0.1	0.1	0.1	0.1	0.2	0.2
Stage 2 Model Exposure (£m)
Retail mortgages	21,804	18,809	19,974	21,598	25,532	28,707
Retail credit cards[2]	6,493	6,351	6,420	6,490	6,605	6,799
Retail other[2]	1,307	1,174	1,235	1,301	1,439	1,608
Corporate loans	22,261	19,695	20,872	21,984	24,870	29,877
Stage 2 Model ECL (£m)
Retail mortgages	8	1	3	5	16	40
Retail credit cards[2]	1,544	1,449	1,492	1,537	1,633	1,759
Retail other[2]	82	70	75	80	96	107
Corporate loans	537	426	467	513	670	923
Stage 2 Coverage (%)
Retail mortgages	—	—	—	—	0.1	0.1
Retail credit cards	23.8	22.8	23.2	23.7	24.7	25.9
Retail other	6.3	6.0	6.1	6.1	6.7	6.7
Corporate loans	2.4	2.2	2.2	2.3	2.7	3.1
Stage 3 Model Exposure (£m)[3]
Retail mortgages	1,546	1,546	1,546	1,546	1,546	1,546
Retail credit cards[2]	2,151	2,151	2,151	2,151	2,151	2,151
Retail other[2]	162	162	162	162	162	162
Corporate loans	3,561	3,561	3,561	3,561	3,561	3,561
Stage 3 Model ECL (£m)
Retail mortgages	285	268	273	281	304	333
Retail credit cards[2]	1,602	1,567	1,585	1,602	1,635	1,663
Retail other[2]	94	92	93	94	95	97
Corporate loans[4]	67	62	63	66	74	81
Stage 3 Coverage (%)
Retail mortgages	18.4	17.3	17.7	18.2	19.7	21.5
Retail credit cards	74.5	72.8	73.7	74.5	76.0	77.3
Retail other	58.0	56.8	57.4	58.0	58.6	59.9
Corporate loans[4]	1.9	1.7	1.8	1.9	2.1	2.3
Total Model ECL (£m)
Retail mortgages	296	269	277	288	325	385
Retail credit cards[2]	3,707	3,550	3,625	3,702	3,852	4,024
Retail other[2]	208	193	200	206	224	235
Corporate loans[4]	882	732	787	851	1,052	1,347
Total Model ECL	5,093	4,744	4,889	5,047	5,453	5,991

Reconciliation to total ECL	£m
Total weighted model ECL	5,093
ECL from individually assessed exposures[4]	457
ECL from non-modelled exposures and others	224
ECL from debt securities at amortised cost	20
ECL from post model management adjustments	404
Of which: ECL from economic uncertainty adjustments	151
Total ECL	6,198
1Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2Model exposures and ECL reported within Retail credit cards and Retail other exclude the German consumer finance business portfolio classified as assets held for sale.
3Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 30 June 2024 and not on macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £457m is reported as an individually assessed impairment in the reconciliation table.
The use of five scenarios with associated weightings results in a total weighted ECL uplift from the Baseline ECL of 0.9%.
Retail mortgages: Total weighted ECL of £296m represents a 2.8% increase over the Baseline ECL (£288m) with coverage ratios remaining steady across the Upside scenarios, Baseline and Downside 1 scenario. Under the Downside 2 scenario, total ECL increases to £385m driven by a fall in UK HPI.
Retail credit cards: Total weighted ECL of £3,707m is broadly aligned to the Baseline ECL (£3,702m). Total ECL increases to £4,024m under the Downside 2 scenario, driven by an increase in UK and US unemployment rate.
Retail other: Total weighted ECL of £208m is broadly aligned to the Baseline ECL (£206m). Total ECL increases to £235m under the Downside 2 scenario, largely driven by an increase in UK unemployment rate.
Corporate loans: Total weighted ECL of £882m represents a 3.6% increase over the Baseline ECL (£851m). Total ECL increases to £1,347m under the Downside 2 scenario, driven by a decrease in UK and US GDP.

	Scenarios
As at 31.12.23	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Retail mortgages	145,226	147,415	146,653	145,405	142,543	138,925
Retail credit cards[2]	66,512	66,459	66,482	66,497	66,580	66,580
Retail other[2]	8,749	8,915	8,841	8,758	8,631	8,479
Corporate loans	175,282	179,567	177,923	175,903	172,328	167,541
Stage 1 Model ECL (£m)
Retail mortgages	9	4	5	7	11	22
Retail credit cards[2]	562	529	545	561	584	605
Retail other[2]	32	31	32	32	32	31
Corporate loans	275	243	257	270	298	318
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.8	0.8	0.8	0.8	0.9	0.9
Retail other	0.4	0.3	0.4	0.4	0.4	0.4
Corporate loans	0.2	0.1	0.1	0.2	0.2	0.2
Stage 2 Model Exposure (£m)
Retail mortgages	20,615	17,769	18,702	20,149	23,836	28,822
Retail credit cards[2]	7,076	6,897	6,976	7,064	7,183	7,387
Retail other[2]	1,382	1,216	1,290	1,373	1,500	1,653
Corporate loans	24,374	19,919	21,621	23,763	27,445	32,375
Stage 2 Model ECL (£m)
Retail mortgages	41	23	27	34	59	123
Retail credit cards[2]	1,684	1,554	1,609	1,668	1,775	1,922
Retail other[2]	85	72	78	84	95	105
Corporate loans	663	509	565	633	782	1,031
Stage 2 Coverage (%)
Retail mortgages	0.2	0.1	0.1	0.2	0.2	0.4
Retail credit cards	23.8	22.5	23.1	23.6	24.7	26.0
Retail other	6.2	5.9	6.0	6.1	6.3	6.4
Corporate loans	2.7	2.6	2.6	2.7	2.8	3.2
Stage 3 Model Exposure (£m)[3]
Retail mortgages	1,672	1,672	1,672	1,672	1,672	1,672
Retail credit cards[2]	1,827	1,827	1,827	1,827	1,827	1,827
Retail other[2]	164	164	164	164	164	164
Corporate loans	3,436	3,436	3,436	3,436	3,436	3,436
Stage 3 Model ECL (£m)
Retail mortgages	333	308	316	325	351	393
Retail credit cards[2]	1,315	1,279	1,296	1,313	1,341	1,366
Retail other[2]	95	94	94	95	96	97
Corporate loans[4]	77	71	73	75	82	89
Stage 3 Coverage (%)
Retail mortgages	19.9	18.4	18.9	19.4	21.0	23.5
Retail credit cards	72.0	70.0	70.9	71.9	73.4	74.8
Retail other	57.9	57.3	57.3	57.9	58.5	59.1
Corporate loans[4]	2.2	2.1	2.1	2.2	2.4	2.6
Total Model ECL (£m)
Retail mortgages	383	335	348	366	421	538
Retail credit cards[2]	3,561	3,362	3,450	3,542	3,700	3,893
Retail other[2]	212	197	204	211	223	233
Corporate loans[4]	1,015	823	895	978	1,162	1,438
Total Model ECL	5,171	4,717	4,897	5,097	5,506	6,102

Reconciliation to total ECL	£m
Total weighted model ECL	5,171
ECL from individually assessed exposures[4]	401
ECL from non-modelled exposures and others	276
ECL from debt securities at amortised cost	27
ECL from post model management adjustments	377
Of which: ECL from economic uncertainty adjustments	198
Total ECL	6,252
1Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2Model exposures and ECL reported within Retail credit cards and Retail other exclude the German consumer finance business portfolio classified as assets held for sale.
3Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31 December 2023 and not on macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £401m is reported as an individually assessed impairment in the reconciliation table.
Management VaR (95%) by asset class

	Half year ended 30.06.24			Half year ended 31.12.23			Half year ended 30.06.23
	Average	High	Low	Average	High	Low	Average	High	Low
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Credit risk	22	27	19	32	40	22	48	57	38
Interest rate risk	16	25	9	15	24	10	16	25	9
Equity risk	6	9	4	5	9	3	6	10	3
Basis risk	6	8	4	10	13	8	16	25	11
Spread risk	5	7	4	7	10	5	10	14	7
Foreign exchange risk	4	9	2	4	9	2	3	6	1
Commodity risk	—	1	—	—	1	—	—	1	—
Inflation risk	4	5	2	4	6	2	9	11	6
Diversification effect[1]	(34)	n/a	n/a	(38)	n/a	n/a	(63)	n/a	n/a
Total management VaR	29	36	20	39	55	24	45	60	34

1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low total management VaR. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Capital ratios[1,2]	As at 30.06.24	As at 31.03.24	As at 31.12.23
CET1	13.6%	13.5%	13.8%
T1	17.3%	17.3%	17.7%
Total regulatory capital	19.9%	19.6%	20.1%
MREL ratio as a percentage of total RWAs	33.5%	33.4%	33.6%

Own funds and eligible liabilities	£m	£m	£m
Total equity excluding non-controlling interests per the balance sheet	71,173	71,680	71,204
Less: other equity instruments (recognised as AT1 capital)	(12,959)	(13,241)	(13,259)
Adjustment to retained earnings for foreseeable ordinary share dividends	(645)	(1,123)	(795)
Adjustment to retained earnings for foreseeable repurchase of shares	(222)	(796)	—
Adjustment to retained earnings for foreseeable other equity coupons	(41)	(46)	(43)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1,887)	(1,834)	(1,901)
Goodwill and intangible assets	(7,835)	(7,807)	(7,790)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,630)	(1,558)	(1,630)
Fair value reserves related to gains or losses on cash flow hedges	3,799	4,049	3,707
Excess of expected losses over impairment	(324)	(299)	(296)
Gains or losses on liabilities at fair value resulting from own credit	622	378	136
Defined benefit pension fund assets	(2,564)	(2,509)	(2,654)
Direct and indirect holdings by an institution of own CET1 instruments	(5)	(3)	(20)
Adjustment under IFRS 9 transitional arrangements	123	137	288
Other regulatory adjustments	90	116	357
CET1 capital	47,695	47,144	47,304

AT1 capital
Capital instruments and related share premium accounts	13,000	13,263	13,263
Other regulatory adjustments and deductions	(41)	(22)	(60)
AT1 capital	12,959	13,241	13,203

T1 capital	60,654	60,385	60,507

T2 capital
Capital instruments and related share premium accounts	8,836	7,704	7,966
Qualifying T2 capital (including minority interests) issued by subsidiaries	385	401	569
Credit risk adjustments (excess of impairment over expected losses)	39	—	—
Other regulatory adjustments and deductions	(43)	(35)	(160)
Total regulatory capital	69,871	68,455	68,882

Less : Ineligible T2 capital (including minority interests) issued by subsidiaries	(385)	(401)	(569)
Eligible liabilities	48,299	48,770	46,995

Total own funds and eligible liabilities[3]	117,785	116,824	115,308

Total RWAs	351,433	349,635	342,717